BlackRock iShares(R) Alternative Strategies V.I. Fund
Fund Overview Key Facts about BlackRock iShares® Alternative Strategies V.I. Fund
Investment Objective
The investment objective of the BlackRock iShares® Alternative Strategies V.I. Fund (the “Fund”) is to seek to achieve long term growth of capital and risk adjusted returns.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses below do not include separate account fees and expenses, and would be higher if these fees and expenses were included. Please refer to your variable annuity or insurance contract (the “Contract”) prospectus for information on the separate account fees and expenses associated with your Contract.
Shareholder Fees (fees paid directly from your investment) The Fund is not subject to any shareholder fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses BlackRock iShares(R) Alternative Strategies V.I. Fund		Class I Shares	Class III Shares
Management Fees	[1]	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[2]	5.57%	5.05%
Other Expenses of the Subsidiary	[3]
Acquired Fund Fees and Expenses	[4]	0.41%	0.41%
Total Annual Fund Operating Expenses	[2][4]	6.23%	5.96%
Fee Waivers and/or Expense Reimbursements	[5]	(5.07%)	(4.55%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[5]	1.16%	1.41%
[1]	The Management Fee payable by the Fund is based on assets estimated to be attributable to the Fund's direct investments in fixed-income and equity securities and instruments, including exchange-traded funds advised by BlackRock Fund Advisors, LLC or other investment advisers, other investments and cash and cash equivalents (including money market funds). BlackRock Advisors, LLC has contractually agreed to waive the Management Fee on assets estimated to be attributed to the Fund's investments in other equity and fixed-income mutual funds managed by BlackRock Advisors, LLC or its affiliates.
[2]	Other Expenses have been restated to reflect current fees.
[3]	Other Expenses of the BlackRock Cayman iShares Alternative Strategies V.I. Fund, Ltd. were less than 0.01% for the Fund's last fiscal year.
[4]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report, which do not include Acquired Fund Fees and Expenses to reflect current fees.
[5]	As described in the "Management of the Funds" section of the Fund's prospectus, BlackRock Advisors, LLC has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.75% (for Class I Shares) and 1.00% (for Class III Shares) of average daily net assets until May 1, 2016. The Fund may have to repay some of these waivers and/or reimbursements to BlackRock Advisors, LLC in the two years following such waivers and/or reimbursements. The contractual agreement may be terminated upon 90 days' notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not reflect charges imposed by the Contract. See the Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example BlackRock iShares(R) Alternative Strategies V.I. Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Shares	118	1,396	2,643	5,628
Class III Shares	144	1,366	2,566	5,466

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund, which is a fund of funds, seeks to achieve its investment objective by investing primarily in a portfolio of underlying exchange-traded funds ("ETFs") that seek to track alternative indices. Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in iShares® ETFs.

The Fund seeks to achieve its investment objective by investing in ETFs that track indices that consist of alternative asset classes. The ETFs may implement various alternative investment strategies by taking long or short positions in a broad range of asset classes, such as real estate, derivatives, currency- and commodity-related instruments, structured products, equity securities, and fixed- and floating-rate debt instruments. The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset category from time to time. The underlying ETFs may invest in securities and other financial instruments of companies of any market capitalization. The underlying ETFs may invest in securities and other financial instruments available in both U.S. and non-U.S. markets, including emerging markets, which can be U.S. dollar-denominated or non-U.S. dollar-denominated and may be currency hedged or unhedged. The underlying ETFs may also invest in bonds of any maturity and in securities and other financial instruments of any credit rating (including below investment grade securities, commonly known as "junk bonds").

With respect to equity investments, the underlying ETFs may invest in common stock, preferred stock, rights and warrants to purchase common stock, depositary receipts, securities convertible into common and preferred stock and non-convertible preferred stock. From time to time, the underlying ETFs may invest in shares of companies through initial public offerings ("IPOs").

With respect to the fixed income investments, the underlying ETFs may invest in a variety of instruments such as government obligations, corporate bonds and notes, including bonds and notes convertible into equity securities, mortgage-backed securities, asset-backed securities, floating or variable rate obligations (including senior secured floating rate loans or debt, and second lien or other subordinated or unsecured floating rate loans or debt), loan assignments and participations, inflation indexed bonds, municipal obligations, zero coupon debt securities, bank loans, structured products (including, but not limited to, structured notes, credit linked notes and participation notes, or other instruments evidencing interests in special purpose vehicles, trusts, or other entities that hold or represent interests in fixed-income securities), and exchange traded notes ("ETNs"). The average portfolio duration of the fixed income portion of the Fund will vary based on the underlying ETFs' and BlackRock Advisors, LLC's ("BlackRock") forecast of interest rates and there are no limits regarding portfolio duration or average maturity.

The underlying ETFs may invest in other pooled investment vehicles, including real estate investment trusts ("REITs") and partnership interests, including master limited partnerships ("MLPs").

The Fund and the underlying ETFs may invest in derivatives, including, but not limited to, interest rate swaps, total return swaps, credit default swaps, variance swaps, indexed and inverse floating rate securities, options, futures, options on futures and swaps and foreign currency transactions (including swaps), for hedging purposes, as well as to increase the return on their portfolio investments (although the underlying ETFs are not necessarily required to hedge any of their positions or to use derivatives).

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in underlying ETFs that primarily invest in commodities, commodity-related instruments and other derivatives. The Fund may gain this exposure to commodity markets by investing up to 25% of its total assets in the BlackRock Cayman iShares Alternative Strategies V.I. Fund, Ltd. (the "Subsidiary"), a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in underlying ETFs that primarily invest in commodities, commodity-related instruments and other derivatives.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund, including principal risks of investing in the underlying ETFs.

Principal Risks of the Fund's Fund of Funds Structure

  Allocation Risk — The Fund's ability to achieve its investment objective depends upon BlackRock's skill in determining the Fund's strategic asset class allocation and in selecting the best mix of ETFs and direct investments. There is a risk that BlackRock's evaluations and assumptions regarding asset classes or ETFs may be incorrect in view of actual market conditions. Although the quantitative model used to manage the Fund's assets has been developed and refined by BlackRock, neither the Fund nor BlackRock can offer any assurance that the recommended allocation will either maximize returns or minimize risks.

  Conflicts of Interest Risk — In managing the Fund, BlackRock will have authority to select and substitute ETFs. BlackRock may be subject to potential conflicts of interest in selecting ETFs because the fees paid to BlackRock by some ETFs are higher than the fees paid by other ETFs. If an ETF holds interests in an affiliated fund, the Fund may be prohibited from purchasing shares of that ETF.

  Investments in ETFs Risk — The Fund's net asset value will change with changes in the value of the ETFs and other securities in which it invests. As with other investments, investments in other investment companies, including ETFs, are subject to market risk and, for non-index strategies, selection risk. In addition, if the Fund acquires shares of investment companies, including ETFs, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. To the extent the Fund is held by an affiliated fund, the ability of the Fund itself to hold other investment companies may be limited.

One ETF may buy the same securities that another ETF sells. In addition, the Fund may buy the same securities that an ETF sells, or vice-versa. If this happens, an investor in the Fund would indirectly bear the costs of these transactions without accomplishing the intended investment purpose. Certain of the ETFs may hold common portfolio securities, thereby reducing the diversification benefits of the Fund.

Principal ETF-Specific Risks

  Cash Transaction Risk — Certain ETFs intend to effect creations and redemptions principally for cash, rather than primarily in-kind because of the nature of the ETF's investments. Investments in such ETFs may be less tax efficient than investments in ETFs that effect creations and redemptions in-kind.

  Management Risk — If an ETF does not fully replicate the underlying index, it is subject to the risk that the manager's investment management strategy may not produce the intended results.

  Passive Investment Risk — ETFs purchased by the Fund are not actively managed and may be affected by a general decline in market segments relating to their respective indices. An ETF typically invests in securities included in, or representative of, its index regardless of their investment merits and does not attempt to take defensive positions in declining markets.

  Representative Sampling Risk — When an ETF deviates from a full replication indexing strategy to utilize a representative sampling strategy, the ETF is subject to an increased risk of tracking error, in that the securities selected in the aggregate for the ETF may not have an investment profile similar to those of its index.

  Shares of an ETF May Trade at Prices Other Than Net Asset Value — The trading prices of an ETF's shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF's shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF's shares trading at a premium or discount to net asset value. However, because shares can be created and redeemed in Creation Units, which are aggregated blocks of shares that authorized participants who have entered into agreements with the ETF's distributor can purchase or redeem directly from the ETF, at net asset value, large discounts or premiums to the net asset value of an ETF are not likely to be sustained over the long term. If a shareholder purchases at a time when the market price is at a premium to the net asset value or sells at a time when the market price is at a discount to the net asset value, the shareholder may sustain losses.

  Tracking Error Risk — Imperfect correlation between an ETF's portfolio securities and those in its index, rounding of prices, the timing of cash flows, the ETF's size, changes to the index and regulatory requirements may cause tracking error, which is the divergence of an ETF's performance from that of its underlying index. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because an ETF incurs fees and expenses while its underlying index does not.

Other Principal Risks of Investing in the Fund and/or an Underlying ETF

  Agency Debt Risk — The Fund invests in unsecured bonds or debentures issued by government agencies, including the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Bonds or debentures issued by government agencies are generally backed only by the general creditworthiness and reputation of the government agency issuing the bond or debenture and are not backed by the full faith and credit of the U.S. Government. As a result, there is uncertainty as to the current status of many obligations of Fannie Mae, Freddie Mac and other agencies that are placed under conservatorship of the federal government.

  Asset Class Risk — Securities in an underlying index or in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

  Call Risk — During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund's income.

  Commodity Risk — The Fund invests in economies that are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have an adverse impact on those economies.

  Concentration Risk — To the extent that the Fund's investments are concentrated in a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class, the Fund may be susceptible to loss due to adverse occurrences affecting that issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

  Consumer Discretionary Sector Risk — The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers' disposable income and consumer preferences, social trends and marketing campaigns.

  Consumer Services Sector Risk — The consumer services sector may be affected by changes in the domestic and international economy, exchange rates, competition, consumers' disposable income and consumer preferences.

  Credit Risk — The Fund is subject to the risk that debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies.

  Currency Risk — Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar.

  Custody Risk — Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

  Derivatives Risk — The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them. Derivatives also may expose the Fund to greater risk and increase its costs. Certain transactions in derivatives involve substantial leverage risk and may expose the Fund to potential losses that exceed the amount originally invested by the Fund. The U.S. Government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority that could affect the character, timing and amount of the Fund's taxable income or gains and distributions.

  Dividend-Paying Stock Risk — The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend.

  Energy Sector Risk — The value of securities issued by companies in the energy sector may decline for many reasons, including, among others, changes in energy prices, government regulations, energy conservation efforts and potential civil liabilities.

  Equity Securities Risk — Equity securities are subject to changes in value and their values may be more volatile than those of other asset classes.

  Extension Risk — During periods of rising interest rates, certain debt obligations may be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund's income and potentially in the value of the Fund's investments.

  Financials Sector Risk — Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements, recent or future regulation on any individual financial company or regulation on the financials sector as a whole cannot be predicted.

  Floating Rate Notes Risk — Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates. Although floating rate notes are less sensitive to interest rate risk than fixed rate securities, they are subject to credit and default risk, which could impair their value.

  Geographic Risk — A natural or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund's investments in the affected region.

  Global Real Estate Sub-Industry Risk — Since the Fund concentrates its assets in the global real estate sub-industry, the Fund will be impacted by the performance of the global real estate markets.

  Healthcare Sector Risk — The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company's patent may adversely affect that company's profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

  High Yield Securities Risk — Securities that are rated below investment grade (commonly referred to as "junk bonds," including those bonds rated lower than "BBB-" by Standard & Poor's Ratings Services and Fitch, or "Baa3" by Moody's), or are unrated, may be deemed speculative and may be more volatile than higher-rated securities of similar maturity.

  Income Risk — The Fund's income may decline when interest rates fall. This decline can occur because the Fund must invest in lower-yielding bonds as bonds in its portfolio mature, bonds in an underlying index are substituted or the Fund otherwise needs to purchase additional bonds.

  Industrials Sector Risk — The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

  Information Technology Sector Risk — Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

  Interest Rate Risk — An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline.

  Issuer Risk — Fund performance depends on the performance of individual securities to which the Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

  Market Risk — The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

  Materials Sector Risk — Companies in the materials sector may be adversely impacted by the volatility of commodity prices, exchange rates, depletion of resources, over-production, litigation and government regulations, among other factors.

  Microcap Companies Risk — Stock prices of microcap companies are significantly more volatile, and more vulnerable to adverse business and economic developments, than those of larger companies. Microcap stocks may also be thinly traded, making it difficult for the Fund to buy and sell them.

  Mid-Capitalization Companies Risk — Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

  Mortgage-Backed Securities Risk — The Fund invests in mortgage-backed securities, some of which may not be backed by the full faith and credit of the U.S. Government. Mortgage-backed securities are subject to call risk and extension risk. Because of these risks, mortgage-backed securities react differently than other bonds to changes in interest rates. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. Default or bankruptcy of a counterparty to a to-be-announced ("TBA") transaction would expose the Fund to possible loss.

  Non-U.S. Securities Risk — Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. The Fund is specifically exposed to Asian Economic Risk, Central and South American Economic Risk and Middle Eastern Economic Risk.

  North American Economic Risk — The United States is Canada's and Mexico's largest trading and investment partner. Economic events in any one North American country can have a significant economic effect on the entire North American region and on some or all of the North American countries in which the Fund invests.

  Oil and Gas Sector Risk — Companies in the oil and gas sector are affected by worldwide energy prices and exploration and production costs. Companies in the oil and gas sector may have significant operations in areas at risk for natural disasters, social unrest and environmental damage. These companies may also be at risk for increased government regulation and intervention, litigation, and negative publicity and public perception.

  Precious Metal Related Securities Risk — Prices of precious metals and of precious metal related securities historically have been very volatile. The high volatility of precious metal prices may adversely affect the financial condition of companies involved with precious metals. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals.

  Preferred Stock Risk — Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. To the extent that the Fund invests a substantial portion of its assets in convertible preferred stocks, declining common stock values may also cause the value of the Fund's investments to decline.

  Prepayment Risk — During periods of falling interest rates, an issuer of mortgages and other securities may be able to repay principal prior to the security's maturity, causing the Fund to have to reinvest in securities with a lower yield, resulting in a decline in the Fund's income.

  Privatization Risk — Some countries in which the Fund invests have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

  Producer Durables Industry Group Risk — The producer durables industry group includes companies involved in the design, manufacture or distribution of industrial durables such as electrical equipment and components, industrial products, and housing and telecommunications equipment. These companies may be affected by changes in domestic and international economies and politics, consolidation, excess capacity, and consumer demands, spending, tastes and preferences.

  Real Estate Investment Risk — The Fund invests in companies that invest in real estate, such as REITs or real estate holding companies, which exposes investors in the Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which real estate companies are organized and operated.

  Reliance on Trading Partners Risk — The Fund invests in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its portfolio companies' trading partners, the Fund is specifically exposed to Asian Economic Risk, Central and South American Economic Risk and European Economic Risk.

  Risk of Investing in Australia — Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.

  Risk of Investing in Canada — Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States, European Union (the "EU") countries and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

  Risk of Investing in Emerging Markets — The Fund's investments in emerging markets may be subject to a greater risk of loss than investments in issuers located or operating in more developed markets. Emerging markets may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, less reliable securities valuation and greater risk associated with custody of securities.

  Risk of Investing in Frontier Markets — Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities. Economic, political, liquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

  Risk of Investing in India — Investments in Indian issuers involve risks that are specific to India, including legal, regulatory, political and economic risks. Political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage, and the risk of nationalization or expropriation of assets may result in higher potential for losses. The securities markets in India are relatively underdeveloped and may subject the Fund to higher transaction costs or greater uncertainty than investments in more developed securities markets.

  Risk of Investing in Japan — The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. Since the year 2000, Japan's economic growth rate has remained relatively low and it may remain low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, which could negatively affect the Fund.

  Risk of Investing in Kuwait — Investments in Kuwaiti issuers involve risks that are specific to Kuwait, including legal, regulatory, political and economic risks.

  Risk of Investing in Russia — Investing in Russian securities involves significant risks, including legal, regulatory and economic risks that are specific to Russia. In addition, investing in Russian securities involves risks associated with the settlement of portfolio transactions and loss of the Fund's ownership rights in its portfolio securities, as a result of the system of share registration and custody in Russia.

  The United States and the EU have imposed economic sanctions on certain Russian individuals and a financial institution. The United States or the EU could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. These sanctions could also result in the immediate freeze of Russian securities, impairing the ability of the Fund to buy, sell, receive or deliver those securities. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities.

  Risk of Investing in the United Kingdom — Investments in British issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy, along with certain other EU economies, experienced a significant economic slowdown during the recent financial crisis; certain British financial institutions suffered significant losses, were severely under-capitalized and required government intervention to survive.

  Risk of Investing in the United States — The United States is a significant country in which the Fund invests. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

  Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

  Securities Market Risk — Non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

  Security Risk — Some countries and regions in which the Fund invests have experienced security concerns. Incidents involving a country's or region's security may cause uncertainty in these markets and may adversely affect their economies and the Fund's investments.

  Small-Capitalization Companies Risk — Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

  Sovereign and Quasi-Sovereign Obligations Risk — The Fund invests in securities issued by or guaranteed by non-U.S. sovereign governments and by entities affiliated with or backed by non-U.S. sovereign governments, which may be unable or unwilling to repay principal or interest when due. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

  Structural Risk — The countries in which the Fund invests may be subject to considerable degrees of economic, political and social instability.

  Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see "Commodity Risk" and "Precious Metal Related Securities Risks" above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information ("SAI") and could adversely affect the Fund.

  In 2011, the Internal Revenue Service suspended the granting of private letter rulings that concluded that the income and gain generated by a registered investment company's investments in commodity-linked notes, and the income generated from investments in controlled foreign subsidiaries that invest in physical commodities and/or commodity-linked derivative instruments, would be "qualifying income" for regulated investment company qualification purposes. As a result, there can be no assurance that the Internal Revenue Service will treat such income and gain as "qualifying income." If the Internal Revenue Service makes an adverse determination relating to the treatment of such income and gain, the Fund will likely need to change its investment strategies, which could adversely affect the Fund.

  Technology Industry Group Risk — Technology companies may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights.

  Telecommunications Sector Risk — Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, government regulation and obsolescence of telecommunications products and services due to technological advancement.

  Treaty/Tax Risk — The Fund may operate, in part, through a subsidiary of an underlying ETF, which would in turn invest in securities of Indian issuers. The Fund and the subsidiary rely on the Double Tax Avoidance Agreement between India and Mauritius ("DTAA") for relief from certain Indian taxes. Treaty renegotiation (particularly to introduce a limitation of benefit clause) or recent legislative changes may result in the Fund withdrawing from the subsidiary, which may result in higher taxes and/or lower returns for the Fund.

  U.S. Treasury Obligations Risk — U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics and may provide lower returns than other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. Government may cause the value of the Fund's U.S. Treasury obligations to decline.

  Utilities Sector Risk — The utilities sector is subject to significant government regulation and oversight. Deregulation may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.

  Valuation Risk — The sale price the Fund could receive for a security may differ from the Fund's valuation of the security and may differ from the value used by an underlying index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Performance Information
Because the Fund has not been in operation for one calendar year as of the date of this Prospectus, there is no historical performance information shown. Performance information will be presented after the Fund has been in operation for one full calendar year. Current performance information, including the Fund’s current net asset value, can be obtained by phone at (800) 882-0052.